Assets and Liabilities for insurance and reinsurance contracts (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Reconciliation Of Changes Of Assets And Liabilities For Insurance Reinsurance Contracts [Abstract]
Summary of caption is comprised
(a)	This caption is comprised of the following:

	2023			2022
	Assets	Liabilities	Net	Assets	Liabilities	Net
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Reinsurance contracts held (*)	(26,287)	1,895	(24,392)	(34,053)	3,476	(30,577)
Insurance contracts issued
Liability for remaining coverage	—	12,000,220	12,000,220	—	11,022,665	11,022,665
Liability for incurred claims	—	205,421	205,421	—	205,180	205,180

Total insurance contracts issued (b) and (c)	—	12,205,641	12,205,641	—	11,227,845	11,227,845

Total insurance contracts issued and reinsurance contracts held	(26,287)	12,207,536	12,181,249	(34,053)	11,231,321	11,197,268

(*)	Correspond to the ceded part of the reinsurance contracts mainly life insurance contracts.

Summary of movement of issued insurance contract liabilities
(b)	The movement of issued insurance contract liabilities is presented below:

	2023
	Liabilities for remaining coverage		Liabilities for incurred claims in contracts measured by the general model (BBA) and variable fee approach (VFA)		Liabilities for incurred claims in contracts measured by the Premium Allocation Approach (PAA)
	Excluding loss component	Loss component	Fulfillment Cash Flows (FCF)	Risk Adjustment (RA)	Fulfillment Cash Flows (FCF)	Risk Adjustment (RA)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balance as of January 1, 2023	10,337,035	685,630	151,594	5,411	45,278	2,897	11,227,845
Insurance revenue	(720,636)	—	—	—	—	—	(720,636)
Contracts under fair value, BBA and VFA approach	(495,923)	—	—	—	—	—	(495,923)
Contracts under PAA approach	(224,713)	—	—	—	—	—	(224,713)
Insurance service expenses	127,009	(12,547)	433,958	(81)	106,801	(1,566)	653,574
Incurred claims and other expenses	—	—	965,054	(81)	58,884	(1,566)	1,022,291
Amortization of insurance acquisition cash flows	127,009	—	—	—	—	—	127,009
Losses on onerous contracts and reversals of those losses	—	(12,547)	—	—	—	—	(12,547)
Changes to liabilities for incurred claims	—	—	(531,096)	—	47,917	—	(483,179)

Insurance service result	(593,627)	(12,547)	433,958	(81)	106,801	(1,566)	(67,062)
Insurance financial expenses	1,499,572	29,771	—	—	(545)	—	1,528,798
Insurance financial result	543,941	29,771	—	—	(545)	—	573,167
Interest rate effect (*), see Note 3.4(d.1)	955,631	—	—	—	—	—	955,631
Effect of movements in exchange rates	(135,726)	(3,736)	(447)	(73)	(213)	(53)	(140,248)

Total changes in the statement of income and other comprehensive income	770,219	13,488	433,511	(154)	106,043	(1,619)	1,321,488

Total cash flows and investment component	193,895	(47)	(429,456)	—	(108,084)	—	(343,692)
Premiums received	974,312	—	—	—	—	—	974,312
Claims and other expenses paid	—	—	(996,755)	—	(108,084)	—	(1,104,839)
Insurance acquisition cash flows	(213,118)	(47)	—	—	—	—	(213,165)
Investment component	(567,299)	—	567,299	—	—	—	—

Balance as of December 31, 2023	11,301,149	699,071	155,649	5,257	43,237	1,278	12,205,641

(*)
Comprises the variation in market interest rate. In 2023, the rates for pension business in US Dollars presented a decrease from 6.472 percent in 2022 to 6.409 percent in 2023; whereas rates for pension business in soles presented a decrease from
8.139 percent in 2022 to 6.962
percent in 2023; and rates for pension business in soles VAC presented a decrease, from
4.765
percent in 2022 to 3.722 percent in 2023.

	2022
	Liabilities for remaining coverage		Liabilities for incurred claims in contracts measured by the general model (BBA) and variable fee approach (VFA)		Liabilities for incurred claims contracts measured by the Premium Allocation Approach (PAA)
	Excluding loss component	Loss component	Fulfillment Cash Flows (FCF)	Risk Adjustment (RA)	Fulfillment Cash Flows (FCF)	Risk Adjustment (RA)	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balance as of January 1, 2022	12,063,449	509,792	164,040	5,936	43,508	1,242	12,787,967
Insurance revenue	(677,175)	—	—	—	—	—	(677,175)
Contracts under fair value, BBA and VFA approach	(462,266)	—	—	—	—	—	(462,266)
Contracts under PAA approach	(214,909)	—	—	—	—	—	(214,909)
Insurance service expenses	118,287	162,882	364,676	(509)	77,012	1,524	723,872
Incurred claims and other expenses	—	—	969,231	130	39,809	16,104	1,025,274
Amortization of insurance acquisition cash flows	118,287	—	—	—	—	—	118,287
Losses on onerous contracts and reversals of those losses	—	162,882	—	—	—	—	162,882
Changes to liabilities for incurred claims	—	—	(604,555)	(639)	37,203	(14,580)	(582,571)

Insurance service result	(558,888)	162,882	364,676	(509)	77,012	1,524	46,697
Insurance financial expenses	(1,251,364)	24,950	5,270	—	10,073	124	(1,210,947)
Insurance financial result	462,970	24,950	5,270	—	10,073	124	503,387
Interest rate effect (*), see Note 3.4(d.1)	(1,714,334)	—	—	—	—	—	(1,714,334)
					—	—
Effect of movements in exchange rates	(227,427)	(11,994)	(894)	(16)	(349)	7	(240,673)

Total changes in the statement of income and other comprehensive income	(2,037,679)	175,838	369,052	(525)	86,736	1,655	(1,404,923)

Total cash flows and investment component	311,265	—	(381,498)	—	(84,966)	—	(155,199)
Premiums received	1,036,338	—	—	—	—	—	1,036,338
Claims and other expenses paid	—	—	(913,330)	—	(84,966)	—	(998,296)
Insurance acquisition cash flows	(193,241)	—	—	—	—	—	(193,241)
Investment component	(531,832)	—	531,832	—	—	—	—

Balance as of December 31, 2022	10,337,035	685,630	151,594	5,411	45,278	2,897	11,227,845

(*)
Comprises the variation in market interest rate. In 2023, the rates for pension business in US Dollars presented an increase from 3.950 percent in 2021 to 6.472 percent in 2022; whereas rates for pension business in soles presented an increase from
6.817 percent in 2021 to 8.139
percent in 2022; and rates for pension business in soles VAC presented an increase, from
 3.734 percent in 2021 to 4.765 percent in 2022.

Summary of issued insurance contracts' net asset or liability
(c)
Following is the movement of the issued insurance contracts’ net assets or liability, showing the present value estimates of future cash flows, risk adjustment and the contractual service margin (CSM) for portfolios included in the life insurance unit:

	2023				2022
	Estimates of the present value of future cash flows	Risk Adjustment	Contractual Service Margin	Total	Estimates of the present value of future cash flows	Risk Adjustment	Contractual Service Margin	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Balance as of January 1	10,256,194	277,973	599,799	11,133,966	11,867,379	343,110	491,244	12,701,733
Changes that relate to current services
Contractual service margin recognised for services provided	—	—	(80,622)	(80,622)	—	—	(70,761)	(70,761)
Risk adjustment recognised for the risk expired	—	(306)	—	(306)	—	(3,995)	—	(3,995)
Experience adjustments	(114,952)	—	—	(114,952)	84,129	—	—	84,129
Changes that relate to future services
Contracts initially recognised in the period	(249,907)	9,441	289,323	48,857	(259,667)	12,591	252,526	5,450
Changes in estimates that adjust the contractual service margin	98,096	609	(98,705)	—	109,771	(16,594)	(93,177)	—
Changes in estimates that do not adjust the contractual service margin	70,637	17,930	—	88,567	171,284	(50,137)	—	121,147
Changes that relate to past services
Adjustments to liabilities for incurred claims	2,866	—	—	2,866	(16,698)	—	—	(16,698)

Insurance service result	(193,260)	27,674	109,996	(55,590)	88,819	(58,135)	88,588	119,272
Insurance financial expenses	1,471,337	111	37,712	1,509,160	(1,226,728)	—	27,688	(1,199,040)
Insurance financial result	515,706	111	37,712	553,529	487,606	—	27,688	515,294
Interest rate effect (*), see Note 3.4(d.1)	955,631	—	—	955,631	(1,714,334)	—	—	(1,714,334)
Effect of movements in Exchange rates	(111,021)	(2,994)	(4,637)	(118,652)	(231,240)	(7,002)	(7,721)	(245,963)

Total changes in the statement of income and other comprehensive income	1,167,056	24, 791	143,071	1,334,918	(1,369,149)	(65,137)	108,555	(1,325,731)

Cash flows	(350,975)	—	—	(350,975)	(242,036)	—	—	(242,036)
Premiums received	749,090	—	—	749,090	816,911	—	—	816,911
Claims and other expenses paid	(1,008,640)	—	—	(1,008,640)	(967,912)	—	—	(967,912)
Insurance acquisition cash flows	(91,425)	—	—	(91,425)	(91,035)	—	—	(91,035)

Balance as of December 31	11,072,275	302,764	742,870	12,117,909	10,256,194	277,973	599,799	11,133,966

(*)	Balance does not include PPA movement of LRC and LIC amounting to S/87,732,000 and S/93,879,000 as of December 31, 2023 and 2022, respectively.

Summary of CSM movement for insurance contract portfolios
(d)	Following is the CSM movement for insurance contract portfolios for the periods 2023 and 2022:

	2023	2022
	Total Contracts using the fair value approach	Total Contracts using the fair value approach
	S/(000)	S/(000)
Contractual Service Margin as of January 1	599,799	491,244
Changes that relate to current services
Contractual service margin recognized for services provided	(80,622)	(70,761)
Changes that relate to future services
Contracts initially recognized in the period	289,323	252,526
Changes in estimates that adjust the contractual service margin	(98,705)	(93,177)

Insurance service result	109,996	88,588
Insurance financial expenses	37,712	27,688
Effect of movements in exchange difference	(4,637)	(7,721)

Total changes in the statement of income	143,071	108,555

Other movements	—	—

Balance as of December 31	742,870	599,799

Summary of new insurance contracts issued
(e)	The following table details the components of the new insurance contracts issued and included in the life insurance unit:

	2023			2022
	Contracts issued			Contracts issued
	Non-onerous	Onerous	Total	Non-onerous	Onerous	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Life insurance contract liabilities
Estimate of present value of future cash outflows, excluding insurance acquisition cash flows	683,302	99,200	782,502	740,236	119,087	859,323
Estimates of insurance acquisition cash flows	81,957	8,875	90,832	72,206	9,564	81,770

Estimate of present value of future cash outflows	765,259	108,075	873,334	812,442	128,651	941,093
Estimates of present value of future cash inflows	(1,063,336)	(59,905)	(1,123,241)	(1,076,183)	(124,577)	(1,200,760)
Risk adjustment	8,754	687	9,441	11,215	1,376	12,591
Contractual service margin	289,323	—	289,323	252,526	—	252,526

Losses on onerous contracts at initial recognition	—	48,857	48,857	—	5,450	5,450

Summary of CSM is expected to be in profit or loss
(f)	Following is the disclosure of when the CSM is expected to be in profit or loss in future years:

	2023
	Less than a year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Insurance contracts issued -
Pensions	(11,028)	(10,474)	(9,441)	(8,398)	(7,570)	294,707	247,796
Life	(3,681)	(2,111)	(776)	1,271	4,240	347,975	346,918
General insurance	38,088	27,662	19,468	12,920	8,397	41,621	148,156

	23,379	15,077	9,251	5,793	5,067	684,303	742,870

	2022
	Less than a year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Insurance contracts issued -
Pensions	(7,229)	(6,989)	(6,421)	(5,633)	(4,719)	209,288	178,297
Life	(6,205)	(4,417)	(2,444)	(442)	1,991	294,616	283,099
General insurance	29,172	21,900	16,227	11,473	7,830	51,801	138,403

	15,738	10,494	7,362	5,398	5,102	555,705	599,799

Summary of reconciliation of the amount included in net unrealized income for insurance premium reserves
(g)
Reconciliation of the amount included in net unrealized income for insurance premium reserves. On transition to IFRS 17, the Group applied the fair value approach for certain groups of contracts with term-life cover and surrender options, see Note 3.7 for further details. The movement in the fair value reserve for related financial assets measured at fair value through other comprehensive income is disclosed below:

	2023	2022
	S/(000)	S/(000)
Cumulative other comprehensive income, opening balance	1,714,334	—
(Loss) Gains recognized in other comprehensive income in the period	(955,631)	1,714,334
Rate effect of “Renta Particular” contract (*)	(14,587)	—

Cumulative other comprehensive income, closing balance	744,116	1,714,334

(*)	Comprises the variation in market interest rate of contracts with investment components recorded in the caption “other accounts payable, provisions and other liabilities”, see Note 10.